Impairment Charges - (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Apr. 30, 2012 MW
Impairment charges
Project assets (Note 2(k))	$ 10,853	$ 0	$ 0
Investment in affiliates			7,500
Total of impairment charges	$ 10,853		7,500
The LLC
Impairment charges
Cost representing note receivable exchanged			$ 15,036
Ownership percentage			64.50%
Fair Value of investment			$ 7,500
Impairment			7,500
Equity method investment			$ 7,500
Mountain Creek Project
Impairment charges
Power capacity of PV plant | MW				4.5
Percentage of completion			25.00%
K D C Solar Credit L S L L C | The LLC
Impairment charges
Ownership percentage			35.50%
The LLC
Impairment charges
Additional financing needed to continue construction			$ 10,000